Investments, Available for Sale Debt Securities - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Investments available for sale, at fair value, restricted investments	₨ 2,070,953.6		₨ 1,648,213.8	$ 25,197.1
Debt Securities, Available-for-sale, Unrealized Loss	95,971.1
Net allowance for credit losses	70.9	$ 0.9	(2,915.1)
Available-for-Sale Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible towards the Bank's statutory liquidity reserve requirements	4,199,442.3		3,622,643.8	51,094.3
Investments available for sale, at fair value, restricted investments	2,070,953.6		1,648,213.8	$ 25,197.1
Available-for-Sale Debt Securities | Accounting Guidance [Member]
Schedule of Available-for-sale Securities [Line Items]
Net allowance for credit losses	70.9		₨ 0.0
HDB Debt Securities Other Than Asset And Mortgage Backed Securities | Government Issued or Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Net allowance for credit losses	₨ 0.0
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Average credit rating	AAA	AAA
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Average credit rating	AAA	AAA